Label	Element	Value
BNY Mellon Global Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 15, 2021 BNY MELLON ADVANTAGE FUNDS, INC. BNY Mellon Global Real Return Fund Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Global Real Return Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about November 1, 2021 (the "Effective Date"), the following information replaces and supersedes the seventh paragraph contained in the sections "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the prospectus:

The fund's portfolio will not have the same characteristics as its designated performance baseline benchmark — USD 30-day Compounded SOFR — or its designated broad-based securities market index — the FTSE One-Month U.S. Treasury Bill Index. Although the fund is not managed to a benchmark index, the fund seeks to provide a minimum average annual total return of USD 30-day Compounded SOFR plus 4%, before fees and expenses, over a five-year period. There can be no assurance the fund will be able to provide such returns and you may lose money by investing in the fund.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the Effective Date, the following information replaces and supersedes the first paragraph contained in the sections "Performance" in the summary prospectus and "Fund Summary – Performance" in the prospectus:

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of USD 1-Month LIBOR, a widely used benchmark for short-term interest rates, USD 30-day Compounded SOFR, and to the returns of the FTSE One-Month U.S. Treasury Bill Index, a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.im.bnymellon.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

As of the Effective Date, the following row and footnote are added to the Average Annual Total Returns table contained in the sections "Performance" in the summary prospectus and "Fund Summary – Performance" in the prospectus:

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/20)
BNY Mellon Global Real Return Fund | USD 30-day Compounded SOFR
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.48%	[1]

[1]	For the period from May 31, 2018. The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.